FAIR VALUE MEASUREMENTS (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
U.S. Treasury Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents held in Trust Account - U.S. Treasury Securities Money Market Fund		$ 115,002,152
U.S. Treasury Securities | Level 1 | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents held in Trust Account - U.S. Treasury Securities Money Market Fund	$ 115,003,880	115,002,152
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents held in Trust Account - U.S. Treasury Securities Money Market Fund		115,002,152
Public Warrants | Level 1 | Fair Value, Recurring
Liabilities, Fair Value Disclosure [Abstract]
Warrant Liability	12,534,999	4,370,000
Private Placement Warrants | Level 1 | Fair Value, Recurring
Liabilities, Fair Value Disclosure [Abstract]
Warrant Liability	$ 510,300	155,250
Private Placement Warrants | Level 3 | Fair Value, Recurring
Liabilities, Fair Value Disclosure [Abstract]
Warrant Liability		$ 155,250